CONVERTIBLE REDEEMABLE PREFERRED SHARES - Schedule of Preferred Stock (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance	¥ 1,407,536	¥ 547,843
Accretion of Preferred Shares to redemption value	1,989	62,733	¥ 36,802
Conversion of preferred shares to ordinary shares upon the IPO	(1,409,525)
Ending balance	0	1,407,536	547,843
Series A Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance	110,468	82,334
Accretion of Preferred Shares to redemption value	867	28,134
Conversion of preferred shares to ordinary shares upon the IPO	(111,335)
Ending balance	0	110,468	82,334
Series B One Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance	142,481
Issuance of Preferred Shares		138,695
Accretion of Preferred Shares to redemption value	302	3,786
Conversion of preferred shares to ordinary shares upon the IPO	(142,783)
Ending balance	0	142,481
Series B Two Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance	495,799	465,509
Accretion of Preferred Shares to redemption value	733	30,290
Conversion of preferred shares to ordinary shares upon the IPO	(496,532)
Ending balance	0	495,799	¥ 465,509
Series C Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance	658,788
Issuance of Preferred Shares		658,265
Accretion of Preferred Shares to redemption value	87	523
Conversion of preferred shares to ordinary shares upon the IPO	(658,875)
Ending balance	¥ 0	¥ 658,788